PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of December 31, 2014	As of December 31, 2015	As of December 31, 2015
	RMB	RMB	US$

Electronics and office equipment	30,972	46,911	7,242
Motor vehicles	9,642	10,686	1,650
Leasehold improvements	26,391	29,842	4,606

Property and equipment, cost	67,005	87,439	13,498
Less: Accumulated depreciation	(25,930)	(43,245)	(6,676)

Property and equipment, net	41,075	44,194	6,822

Depreciation expenses were approximately RMB7,847, RMB8,653 and RMB10,209 (US$1,576) for the years ended December 31, 2013, 2014 and 2015, respectively.